Related Party Balance and Transactions - Schedule of Balance with Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Accrued expenses	$ 44	$ 71
Loan from Shareholders, net		$ 164